Document and Entity Information	Mar. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001391127
Document Type	8-K
Document Period End Date	Mar. 06, 2022
Entity Registrant Name	LIMELIGHT NETWORKS, INC.
Entity File Number	001-33508
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-1677033
Entity Address, Address Line One	2222 West 14th Street
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(602)
Local Phone Number	850-5000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 per share
Trading Symbol	LLNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false